Exhibit 2 - Conditions of the most significant debt (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)
Conditions of the most significant debt
Borrowings	$ 105,815,527		$ 115,134,839
Bonds domestic currency One
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Maturity date	2028-08
Disbursement	$ 347,500
Borrowings	$ 347,500		284,300
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2010-12
Maturity date	2040-12
Currency	COP
Disbursement	$ 284,300
Borrowings	$ 284,300		347,500
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Three
Conditions of the most significant debt
Issue date	2013-08
Maturity date	2043-08
Disbursement	$ 262,950
Borrowings	$ 262,950		262,950
Bonds domestic currency Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-12
Maturity date	2041-12
Currency	COP
Disbursement	$ 120,000
Borrowings	$ 120,000		120,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds domestic currency Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2013-05
Maturity date	2028-05
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2015-05
Maturity date	2025-05
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2015-05
Maturity date	2030-05
Currency	COP
Disbursement	$ 120,000
Borrowings	$ 120,000		120,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2015-05
Maturity date	2035-05
Currency	COP
Disbursement	$ 280,000
Borrowings	$ 280,000		280,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Maturity date	2024-02
Currency	COP
Disbursement	$ 115,000
Borrowings	$ 115,000		115,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Maturity date	2028-02
Currency	COP
Disbursement	$ 152,000
Borrowings	$ 152,000		152,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Maturity date	2041-05
Currency	COP
Disbursement	$ 133,000
Borrowings	$ 133,000		133,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twelve [Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-04
Maturity date	2024-04
Currency	COP
Disbursement	$ 260,780
Borrowings	$ 260,780		260,780
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-04
Maturity date	2032-04
Currency	COP
Disbursement	$ 196,300
Borrowings	$ 196,300		196,300
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-04
Maturity date	2042-04
Currency	COP
Disbursement	$ 242,920
Borrowings	$ 242,920		242,920
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Maturity date	2025-11
Currency	COP
Disbursement	$ 150,080
Borrowings	$ 150,080		150,080
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Maturity date	2031-11
Currency	COP
Disbursement	$ 120,100
Borrowings	$ 120,100		120,100
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-11
Maturity date	2047-11
Currency	COP
Disbursement	$ 229,820
Borrowings	$ 229,820		229,820
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Maturity date	2027-07
Currency	COP
Disbursement	$ 156,500
Borrowings	$ 156,500		156,500
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Maturity date	2033-07
Currency	COP
Disbursement	$ 142,063
Borrowings	$ 142,063		142,063
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Maturity date	2043-07
Currency	COP
Disbursement	$ 201,437
Borrowings	$ 201,437		201,437
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-08
Maturity date	2029-08
Currency	COP
Disbursement	$ 160,000
Borrowings	$ 160,000		160,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-08
Maturity date	2040-08
Currency	UVR (1)
Disbursement	$ 182,416
Borrowings	$ 182,416		165,369
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Annual
Bonds domestic currency Twenty Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-11
Maturity date	2030-11
Currency	COP
Disbursement	$ 176,000
Borrowings	$ 176,000		440,777
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-11
Maturity date	2037-11
Currency	COP
Disbursement	$ 224,000
Borrowings	$ 224,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds domestic currency Twenty Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-11
Maturity date	2044-11
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Syndicated commercial loan, domestic currency One
Conditions of the most significant debt
Company	Cenit (before Oleoducto Bicentenario)
Issue date	2012-07
Maturity date	2024-07
Currency	COP
Disbursement	$ 2,100,000
Borrowings	$ 148,400		375,725
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan One
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2022-12
Maturity date	2027-12
Disbursement		$ 247
Borrowings		300		$ 300
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-05
Maturity date	2028-05
Disbursement		400
Borrowings		400
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Commercial Loan Three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-09
Maturity date	2030-09
Disbursement		800
Borrowings		1,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-04
Maturity date	2030-04
Currency	COP
Disbursement	$ 450,000
Borrowings	$ 450,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Five
Conditions of the most significant debt
Issue date	2023-10
Maturity date	2030-04
Currency	COP
Disbursement	$ 150,000
Borrowings	$ 150,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Six
Conditions of the most significant debt
Issue date	2023-12
Maturity date	2034-12
Currency	COP
Disbursement	$ 250,000
Borrowings	$ 250,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Seven
Conditions of the most significant debt
Issue date	2023-12
Maturity date	2035-12
Currency	COP
Disbursement	$ 250,000
Borrowings	$ 250,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Eight
Conditions of the most significant debt
Issue date	2016-12
Maturity date	2028-01
Currency	COP
Disbursement	$ 250,000
Borrowings	$ 189,000		242,125
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Nine
Conditions of the most significant debt
Issue date	2016-12
Maturity date	2034-01
Currency	COP
Disbursement	$ 150,000
Borrowings	$ 144,000		147,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Ten
Conditions of the most significant debt
Issue date	2016-12
Maturity date	2034-01
Currency	COP
Disbursement	$ 150,000
Borrowings	$ 144,000		147,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-12
Maturity date	2034-01
Currency	UVR
Disbursement	$ 486,213
Borrowings	$ 200,730		181,972
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-07
Maturity date	2035-07
Currency	COP
Disbursement	$ 217,500
Borrowings	$ 3,595		4,353
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2031-10
Currency	COP
Disbursement	$ 158,050
Borrowings	$ 158,050		158,050
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2028-10
Currency	COP
Disbursement	$ 70,500
Borrowings	$ 70,500		70,500
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-07
Maturity date	2027-07
Currency	COP
Disbursement	$ 194,000
Borrowings	$ 194,000		194,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Commercial Loan Sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-07
Maturity date	2024-07
Currency	COP
Disbursement	$ 37,427
Borrowings	$ 37,427
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Commercial Loan Seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-11
Maturity date	2033-11
Currency	COP
Disbursement	$ 208,670
Borrowings	$ 208,670
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-05
Maturity date	2028-11
Currency	COP
Disbursement	$ 59,467
Borrowings	$ 42,476		50,971
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-11
Maturity date	2028-11
Currency	COP
Disbursement	$ 23,000
Borrowings	$ 16,429		19,714
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Commercial Loan Twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-06
Maturity date	2027-06
Currency	COP
Disbursement	$ 12,900
Borrowings	$ 12,900		12,900
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
Commercial Loan Twenty One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-08
Maturity date	2027-08
Currency	COP
Disbursement	$ 51,085
Borrowings	$ 51,085		$ 51,085
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency One
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-07
Maturity date	2029-01
Currency	USD
Disbursement		1,200
Borrowings		1,200
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2020-04
Maturity date	2030-04
Currency	USD
Disbursement		2,000
Borrowings		2,000		2,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Maturity date	2031-11
Currency	USD
Disbursement		1,250
Borrowings		1,250		1,250
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Four
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-01
Maturity date	2033-01
Currency	USD
Disbursement		2,000
Borrowings		2,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Five
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-01
Maturity date	2033-01
Currency	USD
Disbursement		300
Borrowings		300
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Six
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-09
Maturity date	2043-09
Currency	USD
Disbursement		850
Borrowings		850		850
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Seven
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2014-05
Maturity date	2045-05
Currency	USD
Disbursement		2,000
Borrowings		2,000		2,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Eight
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Maturity date	2051-11
Currency	USD
Disbursement		750
Borrowings		750		750
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Nine
Conditions of the most significant debt
Company	Oleoducto Central S.A.
Issue date	2020-07
Maturity date	2027-07
Currency	USD
Disbursement		500
Borrowings		400		500
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-11
Maturity date	2033-11
Currency	USD
Disbursement		330
Borrowings		330		330
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-07
Maturity date	2034-01
Currency	USD
Disbursement		151
Borrowings		134		143
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twelve {Member]
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-01
Maturity date	2026-01
Currency	USD
Disbursement		38
Borrowings		38		38
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds Foreign currency Thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-10
Maturity date	2031-04
Currency	USD
Disbursement		40
Borrowings		40		40
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Fourteen
Conditions of the most significant debt
Issue date	2019-04
Maturity date	2034-04
Disbursement		600
Borrowings		600		500
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-04
Maturity date	2038-04
Currency	USD
Disbursement		500
Borrowings		500		500
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Maturity date	2024-02
Currency	USD
Disbursement		62
Borrowings		87		77
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Annual
Bonds Foreign currency Seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-05
Maturity date	2025-04
Currency	USD
Disbursement		128
Borrowings		174		154
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-12
Maturity date	2029-12
Currency	USD
Disbursement		85
Borrowings		108		96
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-12
Maturity date	2028-11
Currency	USD
Disbursement		165
Borrowings		165		153
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-12
Maturity date	2044-05
Currency	USD
Disbursement		165
Borrowings		183		168
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-02
Maturity date	2044-07
Currency	USD
Disbursement		139
Borrowings		189		153
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2031-10
Currency	USD
Disbursement		138
Borrowings		156		138
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2038-10
Currency	USD
Disbursement		58
Borrowings		65		58
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-04
Maturity date	2029-04
Currency	USD
Disbursement		145
Borrowings		145		134
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-03
Maturity date	2030-03
Currency	USD
Disbursement		114
Borrowings		114
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-10
Maturity date	2033-10
Currency	USD
Disbursement		162
Borrowings		163
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-10
Maturity date	2038-10
Currency	USD
Disbursement		231
Borrowings		232
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-06
Maturity date	2025-06
Currency	USD
Disbursement		243
Borrowings		162		238
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Twenty Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-06
Maturity date	2030-12
Currency	USD
Disbursement		252
Borrowings		416		407
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-06
Maturity date	2024-12
Currency	USD
Disbursement		42
Borrowings		6		23
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-06
Maturity date	2030-12
Currency	USD
Disbursement		210
Borrowings		212		207
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-02
Maturity date	2050-06
Currency	USD
Disbursement		37
Borrowings		37		36
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds Foreign currency Thirty Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-11
Maturity date	2050-06
Currency	USD
Disbursement		81
Borrowings		81		79
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Monthly
Bonds Foreign currency Thirty Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-07
Maturity date	2056-06
Currency	USD
Disbursement		1,200
Borrowings		1,073		1,200
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-09
Maturity date	2025-09
Currency	USD
Disbursement		70
Borrowings		70		70
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-12
Maturity date	2030-11
Currency	USD
Disbursement		40
Borrowings		40		40
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-02
Maturity date	2030-11
Currency	USD
Disbursement		30
Borrowings		30
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-03
Maturity date	2030-11
Currency	USD
Disbursement		36
Borrowings		36
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Five
Conditions of the most significant debt
Issue date	2022-04
Maturity date	2026-11
Disbursement		67
Borrowings		62		65
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Bullet
International Commercial Loans Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-09
Maturity date	2032-09
Currency	USD
Disbursement		20
Borrowings		76		76
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-12
Maturity date	2024-12
Currency	USD
Disbursement		38
Borrowings		38
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Monthly
International Commercial Loans Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-02
Maturity date	2024-07
Currency	USD
Disbursement		5
Borrowings		1		2
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
International Commercial Loans Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-10
Maturity date	2027-06
Currency	USD
Disbursement		5
Borrowings		4		4
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
International Commercial Loans Ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-12
Maturity date	2024-03
Currency	USD
Disbursement		7
Borrowings		6
Interest rate	Floating
Amortization plan	Quarterly
Payment of interest	Quarterly
International Commercial Loans Eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2014-01
Maturity date	2029-03
Currency	USD
Disbursement		59
Borrowings		21		23
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-08
Maturity date	2032-03
Currency	USD
Disbursement		56
Borrowings		34		105
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2022-03
Maturity date	2041-12
Currency	USD
Disbursement		47
Borrowings		69		45
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2010-05
Maturity date	2030-05
Currency	USD
Disbursement		45
Borrowings		22		23
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-09
Maturity date	2025-03
Currency	USD
Disbursement		43
Borrowings		43
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-09
Maturity date	2025-03
Currency	USD
Disbursement		23
Borrowings		23
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2023-09
Maturity date	2025-03
Currency	USD
Disbursement		18
Borrowings		18
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-09
Maturity date	2050-06
Currency	USD
Disbursement		13
Borrowings		31		13
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-09
Maturity date	2050-06
Currency	USD
Disbursement		5
Borrowings		13		5
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Monthly
International Commercial Loans Twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Maturity date	2025-05
Currency	USD
Disbursement		101
Borrowings		50		83
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International Commercial Loans Twenty One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-05
Maturity date	2026-05
Currency	USD
Disbursement		67
Borrowings		78		69
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena One
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-06
Maturity date	2024-06
Currency	USD
Disbursement		160
Borrowings		160
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-12
Maturity date	2024-12
Currency	USD
Disbursement		40
Borrowings	$ 40
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2022-09
Maturity date	2024-08
Disbursement		1,200
Borrowings	$ 1,200			1,200
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Four
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Maturity date	2025-12
Currency	USD
Disbursement		359
Borrowings	$ 132			182
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial credits - Refineria de Cartagena Five
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2022-12
Maturity date	2027-12
Currency	USD
Disbursement		576
Borrowings		$ 700		$ 700
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly